Capital and financial risk management - Offsetting of financial assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial instruments held at fair value by fair value hierarchy
Net financial assets per balance sheet	£ 2,441	£ 3,894
Derivative financial liabilities
Financial instruments held at fair value by fair value hierarchy
Gross financial Liabilities	(206)	(19)
Net financial liabilities per balance sheet	(206)	(19)
Related amounts not offset against assets	(58)	(9)
Net amount, Liabilities	(148)	(10)
Derivative financial assets
Financial instruments held at fair value by fair value hierarchy
Gross financial assets	94	17
Net financial assets per balance sheet	94	17
Related amounts not offset against liabilities	58	9
Net amount, Assets	£ 36	£ 8